Reverse Recapitalization - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 01, 2021	Dec. 31, 2021
Disclosure of Reverse Recapitalization on Identifiable Net Assets Acquired [Line Items]
Professional services expenditure	$ 63
Service for NASDAQ listing and associated expenses being recognised in the profit or loss	290	$ 290
Acquisition Related Costs And Consulting Legal And Audit Expenses Recognised	$ 353
Public Warrants [Member]
Disclosure of Reverse Recapitalization on Identifiable Net Assets Acquired [Line Items]
Number of shares listed in NASDAQ		22,000,000
GHL Class A ordinary shares | GHL warrants
Disclosure of Reverse Recapitalization on Identifiable Net Assets Acquired [Line Items]
Number of shares issued	404
Class of warrant or right number of securities called by warrants or rights	4
Sale of stock consideration received on transaction	$ 4,040